Accounts Payable and Accrued Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Gain on debt extinguishment	$ (294,383)	$ (5,596)